Description of Business, Basis of Presentation and Significant Accounting Policies - (Other) (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2025 USD ($) Titles $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	May 06, 2025
Goodwill [Line Items]
Goodwill			$ 808.5	$ 811.2	$ 795.6
Amortization			$ 17.8	$ 15.6	$ 17.9
Decrease to basic net loss per share (in dollars per share) | $ / shares			$ 0.43	$ 0.42	$ 0
Advertising expenses			$ 296.3	$ 347.8	$ 203.4
LIONS GATE ENTERTAINMENT CORP. [Member]
Goodwill [Line Items]
Goodwill			808.5	811.2	1,289.5
Goodwill, impairment loss	$ 493.9	$ 1,475.0		493.9
Amortization			$ 188.1	$ 192.2	$ 180.3
Decrease to basic net loss per share (in dollars per share) | $ / shares			$ 1.49	$ 4.77	$ 8.82
Number of titles in library | Titles			20,000
Advertising expenses			$ 585.6	$ 692.6	$ 610.7
LIONS GATE ENTERTAINMENT CORP. [Member] | STARZ [Member] | Subsequent Event [Member]
Goodwill [Line Items]
Ownership percentage, parent						87.80%
LIONS GATE ENTERTAINMENT CORP. [Member] | Intangible Assets, Amortization Period
Goodwill [Line Items]
Amortization			$ 8.3
Decrease to basic net loss per share (in dollars per share) | $ / shares			$ 0.03